Acquisitions and business divestments - Acquisitions (Details) $ in Millions		12 Months Ended
	Jun. 30, 2018 USD ($)	Dec. 31, 2019 USD ($) Item	Dec. 31, 2018 USD ($) Item	Dec. 31, 2017 USD ($) Item
Business Acquisition [Line Items]
Purchase price for acquisitions (net of cash acquired)		$ 0	$ 2,638	$ 1,992
Aggregate excess of purchase price over fair value of net assets acquired		$ 92	$ 1,472	$ 1,267
Number of acquired businesses | Item		0	3	4
Goodwill adjustment		$ (92)
Allocation of the purchase consideration for business acquisitions
Goodwill		10,825	$ 10,764	$ 9,536
Intangibles other than software: Customer-related
Allocation of the purchase consideration for business acquisitions
Weighted-average useful life (in years)			14 years
GEIS
Business Acquisition [Line Items]
Purchase price for acquisitions (net of cash acquired)		2,622
Aggregate excess of purchase price over fair value of net assets acquired		1,534
Goodwill adjustment		92
Proceeds from purchase price adjustment resolution		92
Acquisition price (net of cash acquired)	$ 2,622
Cash acquired from acquisition	$ 192
Receivables after adjusting for contractual cash flows not expected to be collected		624
Allocation of the purchase consideration for business acquisitions
Intangible assets		437
Fixed assets		373
Deferred tax liabilities		(45)
Inventories		405
Other assets and liabilities, net		(19)
Noncontrolling interest		(63)
Gross receivables acquired		658
Goodwill, tax deductible		769
GEIS | Technology
Allocation of the purchase consideration for business acquisitions
Intangible assets		$ 92
Weighted-average useful life (in years)		7 years
GEIS | Intangibles other than software: Customer-related
Allocation of the purchase consideration for business acquisitions
Intangible assets		$ 178
Weighted-average useful life (in years)		12 years
GEIS | Trade names
Allocation of the purchase consideration for business acquisitions
Intangible assets		$ 135
Weighted-average useful life (in years)		13 years
GEIS | Supply agreement
Allocation of the purchase consideration for business acquisitions
Intangible assets		$ 32
Weighted-average useful life (in years)		13 years
Business acquisitions in 2017
Business Acquisition [Line Items]
Purchase price for acquisitions (net of cash acquired)				1,992
Aggregate excess of purchase price over fair value of net assets acquired				1,267
Allocation of the purchase consideration for business acquisitions
Intangible assets				737
Fixed assets				131
Debt acquired				(50)
Deferred tax liabilities				(249)
Inventories				176
Other assets and liabilities, net				(20)
Business acquisitions in 2017 | Technology
Allocation of the purchase consideration for business acquisitions
Intangible assets				$ 412
Weighted-average useful life (in years)				7 years
Business acquisitions in 2017 | Intangibles other than software: Customer-related
Allocation of the purchase consideration for business acquisitions
Intangible assets				$ 264
Weighted-average useful life (in years)				20 years
Business acquisitions in 2017 | Trade names
Allocation of the purchase consideration for business acquisitions
Intangible assets				$ 61
Weighted-average useful life (in years)				10 years